FOUNDER AND  ADMINISTRATOR
AQUILA  MANAGEMENT  CORPORATION
380 Madison Avenue,
Suite 2300 New York, New York 10017

INVESTMENT ADVISER
PACIFIC CENTURY TRUST
a division of
BANK OF HAWAII
Financial Plaza of the Pacific
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Diana P. Herrmann, President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT AUDITORS
KPMG LLP
345 Park Avenue
New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT

SEPTEMBER 30, 1999

                                    HAWAIIAN
                                    TAX-FREE
                                     TRUST

                          A TAX-FREE INCOME INVESTMENT

{Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

{Logo of the Aquilasm Group of Funds: an eagle's head in an oval]

                                   ONE OF THE
                            AQUILASM GROUP OF FUNDS

SERVING HAWAII INVESTORS FOR OVER A DECADE

{Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

                            HAWAIIAN TAX-FREE TRUST

                               SEMI-ANNUAL REPORT

             "TAKE PRIDE IN HOW YOUR INVESTMENT IS HELPING OTHERS -
                          WHILE PRIMARILY HELPING YOU"

Dear Fellow Shareholders:                                      November 15, 1999

        Our surveys of shareholders of Hawaiian Tax-Free Trust have shown that you and other owners of the Trust bought your shares primarily for TAX-FREE INCOME. And, secondarily, the knowledge - provided through the price STABILITY of the shares of the Trust - that your money would be there when YOU needed it.

        Additionally, our surveys showed that most of our shareholders are pre-retirees or retirees. These are people who are looking forward to making sure that they have the security of a sound income source from the Trust when they are no longer in the workforce.

        The point you may not have fully appreciated - when you made your investment in the Trust - was that in the process of having the Trust provide YOU with these benefits, it also provides help to a variety of OTHERS within your community and Hawaii. And, this is a factor in which you can take real PRIDE.

        The economy of Hawaii seems to be turning around and growing once again. As this growth takes place, new and additional municipal projects are needed for the benefit of the citizens of Hawaii and the various communities in the State. These projects include schools, highways, recreational facilities, and a whole array of useful public purpose projects. These projects are what help economic development and provide a high quality of life for the citizens of Hawaii.

        We think it is important for you to realize this. The projects that the Trust helped finance are all ones that you and others can reach out and touch. We are illustrating for you some of the various kinds of municipal projects that your investment in the Trust has helped create in Hawaii.

                                    [Photo]
                                Honolulu Harbor

                                    [Photo]
                             Honolulu International
                             & Interisland Airports

                                    [Photo]
                              Kahului Fire Station

                                    [Photo]
                           Kona Community Aqua Center


        As you know, interest rates continuously change - both up and down. However, the value of Hawaiian Tax-Free Trust is that it provides you with a decent DOUBLE TAX-FREE return, plus high stability and a high level of safety for your capital - regardless of such interest rate changes - by having a high quality portfolio of a variety of municipal bonds with differing maturities.

        The tax laws of Hawaii, as well as those of the Federal government, allow you to receive income from your investment in the Trust DOUBLE TAX-FREE. It is realized by the State and Federal governmental authorities that it is essential that various municipal projects be built with an advantage to the investor. This advantage is primarily one of TAX-FREE income for you.

        More specifically, though, you can take comfort in the knowledge that your investment in the Trust is comprised of a portfolio of municipal securities which possess extremely high quality. Many of these securities have the added benefit of being insured, by specialized insurance companies, as to payment of interest and principal when due. Therefore, you can "SLEEP WELL AT NIGHT" knowing that the chances of anything happening to these high quality bonds is very slight indeed. The reason for this, of course, is that the various municipal projects represented in the Trust have behind them a very sound stream of income from taxes and revenues generated by the projects themselves.

        We again wish to emphasize that while primarily HELPING YOU, Hawaiian Tax-Free Trust is also HELPING OTHERS in your communities and Hawaii.

        Consequently, you can take great PRIDE in your investment in Hawaiian Tax-Free Trust.

        You can rest assured that the overall management of the Trust is doing a very careful job of "MINDING THE STORE" for you.

        We appreciate the continued confidence that you have placed in the Trust through your investment in Hawaiian Tax-Free Trust.

            Sincerely,

/s/  Diana P. Herrmann
-----------------------

Diana P. Herrmann
President


/s/  Lacy B. Herrmann
----------------------

Lacy B. Herrmann
Chairman, Board of Trustees

                            HAWAIIAN TAX-FREE TRUST
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

                                                                                 RATING
      FACE                                                                      MOODY'S/
     AMOUNT         HAWAII  (96.6%)                                               S&P                  VALUE

                    Board of Regents, University of Hawaii University           Aaa/AAA
                        System Revenue Bonds, Series G, AMBAC Insured,
$   2,910,000                 5.650%, 10/01/12                                                   $    2,975,475
    4,290,000                 5.700%, 10/01/17                                                        4,311,450
                    Board of Regents, University of Hawaii University           Aaa/AAA
                        System Revenue Bonds, Series I, FGIC Insured,
    1,110,000                 5.300%, 10/01/08                                                        1,132,200
    2,825,000                 5.500%, 10/01/18                                                        2,775,563
                    Board of Water Supply, City and County                      Aaa/AAA
                        of Honolulu, Hawaii Water System
                        Revenue Bonds, Series 1996, MBIA Insured,
    1,090,000                 5.400%, 07/01/09                                                        1,111,800
    1,750,000                 5.800%, 07/01/16                                                        1,780,625
    1,500,000                 5.800%, 07/01/21                                                        1,503,750
                    City and County of Honolulu Multifamily Housing              NR/NR+
                        Revenue Bonds (Cambridge Park Project)
                        1988 Series A,
    8,000,000                 5.850%, 12/01/02                                                        8,020,400
                    City and County of Honolulu, Hawaii General                 Aaa/AAA
                        Obligation Bonds Series A, FGIC/MBIA Insured*
    5,385,000                 7.300%, 07/01/03                                                        5,903,306
    2,895,000                 7.350%, 07/01/05                                                        3,278,588
    4,790,000                 7.350%, 07/01/06                                                        5,490,537
    9,970,000                 7.350%, 07/01/07                                                       11,540,275
      850,000                 5.000%, 11/01/07*                                                         859,563
      270,000                 5.250%, 11/01/07*                                                         277,425
      500,000                 5.500%, 11/01/07*                                                         521,875
    3,600,000                 7.350%, 07/01/08                                                        4,198,500
      560,000                 5.625%, 09/01/08                                                          588,000
      860,000                 6.000%, 11/01/09*                                                         921,275
    1,355,000                 6.000%, 11/01/09*                                                       1,460,013
    1,090,000                 6.000%, 11/01/10*                                                       1,167,663
      410,000                 6.000%, 11/01/10*                                                         440,750
                    City and County of Honolulu, Hawaii General                 Aaa/AAA
                        Obligation Bonds Series A, FGIC/MBIA Insured*
                        (continued)
    1,715,000                 6.000%, 01/01/11                                                        1,822,188
    4,110,000                 6.000%, 01/01/11                                                        4,382,288
        5,000                 5.750%, 04/01/11                                                            5,212
    3,995,000                 5.750%, 04/01/11                                                        4,159,794
      920,000                 6.000%, 01/01/12                                                          978,650
    1,580,000                 6.000%, 01/01/12                                                        1,680,725
      775,000                 5.750%, 04/01/13                                                          802,125
    3,025,000                 5.750%, 04/01/13                                                        3,138,437
      730,000                 5.250%, 11/01/13                                                          759,200
      440,000                 5.625%, 09/01/14                                                          469,150
    1,335,000                 5.500%, 11/01/14                                                        1,406,756
    2,280,000                 5.000%, 11/01/15*                                                       2,140,350
                    City and County of Honolulu, Hawaii General                 Aaa/AAA
                        Obligation Bonds Series B, FGIC Insured
    1,245,000                 5.000%, 11/01/07                                                        1,266,787
      470,000                 5.000%, 11/01/07                                                          478,225
      940,000                 5.000%, 11/01/07                                                          956,450
      820,000                 5.000%, 11/01/07                                                          834,350
    2,490,000                 5.500%, 10/01/11                                                        2,552,250
    7,310,000                 5.500%, 10/01/11                                                        7,474,475
      930,000                 5.000%, 11/01/13                                                          891,637
    1,060,000                 5.000%, 11/01/14                                                        1,005,675
      530,000                 5.000%, 11/01/16                                                          494,225
    1,400,000                 5.000%, 11/01/17                                                        1,288,000
    4,090,000                 5.000%, 07/01/19                                                        4,085,900
    1,395,000                 5.000%, 07/01/20                                                        1,260,731
                    City and County of Honolulu, Hawaii General                 Aaa/AAA
                        Obligation Bonds Series C, FGIC Insured,
    2,510,000                 5.000%, 07/01/18                                                        2,302,925
                    City and County of Honolulu Hawaii General                  Aaa/AAA
                        Obligation Bonds, Refunding and Improvement
                        Series, 1993B Fixed Rate Bonds, FGIC Insured,
    1,050,000                 6.000%, 12/01/15                                                        1,113,000
                    City and County of Honolulu, Hawaii General                 Aaa/AAA
                        General Obligation Water Bonds, Series 1992,
                        MBIA Insured,
    1,125,000                 6.000%, 12/01/12                                                        1,199,531
                    City and County of Honolulu Improvement District              NR/NR+
                        No. 261 (Halawa Business Park), Improvement
                        District Bonds,
      365,000                 6.700%, 10/15/04                                                          391,463
      355,000                 6.800%, 10/15/05                                                          384,731
      345,000                 6.900%, 10/15/06                                                          374,756
                    City and County of Honolulu Mortgage Revenue                Aaa/AAA
                        Refunding-FHA District No. 221 Bonds
                        MBIA FHA Insured
    2,910,000                 7.800%, 07/01/24                                                        3,011,219
                    City and County of Honolulu Wastewater Systems              Aaa/AAA
                        Revenue Bonds, First Bond Resolution
                        FGIC Insured
   12,000,000                 4.750%, 07/01/28                                                       10,050,000
                    City and County of Honolulu Wastewater Systems              Aaa/AAA
                        Revenue Bonds, Second Bond Resolution-
                        Junior Series, FGIC Insured
    6,055,000                 5.000%, 07/01/23                                                        5,411,656
                    Kauai County General Obligation Escrowed to                   A/NR
                        Maturity Bonds,
      615,000                 9.000%, 08/01/04                                                          730,312
      665,000                 9.000%, 08/01/05                                                          807,975
                    County of Kauai, State of Hawaii General                    Aaa/AAA
                        Obligation Refunding Bonds, 1992 Series A,B & C,
                        AMBAC Insured,
      930,000                 5.250%, 08/01/01                                                          948,600
      330,000                 5.450%, 08/01/03                                                          341,138
                    County of Kauai, State of Hawaii General                    Aaa/AAA
                        Obligation Refunding Bonds, 1992 Series A,B & C,
                        AMBAC Insured, (continued)
    1,030,000                 5.450%, 08/01/03                                                        1,064,762
      435,000                 5.900%, 08/01/08                                                          463,275
    1,355,000                 5.900%, 08/01/08                                                        1,443,075
    1,300,000                 5.950%, 08/01/10                                                        1,386,125
                    County of Kauai, State of Hawaii General                    Aaa/AAA
                        Obligation Refunding Bonds,
                        Series 1994A & 1994B, MBIA Insured,
      365,000                 5.200%, 02/01/02                                                          371,844
      460,000                 5.300%, 02/01/03                                                          471,500
      190,000                 5.300%, 02/01/03                                                          194,750
      185,000                 5.400%, 02/01/04                                                          191,012
      215,000                 5.500%, 02/01/05                                                          223,331
      215,000                 5.600%, 02/01/06                                                          224,406
    1,010,000                 5.700%, 02/01/07                                                        1,054,188
                    County of Maui, Hawaii General Obligation                   Aaa/AAA
                        Refunding Bonds Series A, MBIA Insured,
    1,075,000                 6.000%, 06/01/15                                                        1,124,719
                    County of Maui, Hawaii General Obligation                   Aaa/AAA
                        Refunding Bonds 1995, FGIC Insured,
      930,000                 5.050%, 06/01/08                                                          933,487
      980,000                 5.050%, 06/01/09                                                          977,550
    1,040,000                 5.150%, 06/01/10                                                        1,037,400
    1,100,000                 5.200%, 06/01/11                                                        1,090,375
    1,160,000                 5.200%, 06/01/12                                                        1,145,500
    1,230,000                 5.200%, 06/01/13                                                        1,203,862
    1,300,000                 5.250%, 06/01/14                                                        1,270,750
    1,380,000                 5.250%, 06/01/15                                                        1,338,600
                    County of Maui, Hawaii General Obligation                   Aaa/AAA
                        Refunding Bonds 1993 Series B, 1993 Series C,
                        1993 Series D, 1993 Series E, FGIC Insured,
    1,815,000                 5.000%, 09/01/07                                                        1,826,344
    2,125,000                 5.000%, 09/01/08                                                        2,127,656
    1,000,000                 5.000%, 09/01/09                                                          993,750
    1,000,000                 5.000%, 09/01/10                                                          985,000
                    County of Maui, Hawaii General Obligation                   Aaa/AAA
                        Refunding Bonds 1993 Series B, 1993 Series C,
                        1993 Series D, 1993 Series E, FGIC Insured,
                        (continued)
    3,000,000                 5.125%, 12/15/11                                                        2,951,250
    1,045,000                 5.125%, 12/15/13                                                        1,014,956
                    County of Maui, Hawaii General Obligation                   Aaa/AAA
                        1997 Series A, FGIC Insured,
    1,130,000                 5.250%, 09/01/13                                                        1,111,637
    1,265,000                 5.250%, 09/01/15                                                        1,227,050
    1,335,000                 5.250%, 09/01/16                                                        1,284,938
                    County of Maui, Hawaii General Obligation                   Aaa/AAA
                        1998 Series A, FGIC Insured,
    1,200,000                 5.125%, 03/01/14                                                        1,155,000
    1,050,000                 5.125%, 03/01/16                                                          994,875
    2,590,000                 5.250%, 03/01/18                                                        2,457,263
                    Maui County Water System Revenue Pre-Refunded               Aaa/AAA
                        Bonds, FGIC Insured,
    1,225,000                 6.200%, 12/01/03                                                        1,287,781
    1,300,000                 6.300%, 12/01/04                                                        1,369,875
    1,390,000                 6.400%, 12/01/05                                                        1,466,450
    1,280,000                 6.500%, 12/01/06                                                        1,353,600
    1,250,000                 6.600%, 12/01/07                                                        1,325,000
    1,500,000                 6.650%, 12/01/08                                                        1,590,000
    1,470,000                 6.650%, 12/01/09                                                        1,558,200
    1,860,000                 6.700%, 12/01/10                                                        1,973,925
    1,560,000                 6.700%, 12/01/11                                                        1,655,550
                    Department of Budget and Finance of the State of              NR/AA-
                        Hawaii Special Purpose Revenue Bonds
                        (Citizens Utilities Company Project),
    3,400,000                 6.900%, 11/01/15                                                        3,430,396
    5,000,000                 6.600%, 07/01/22                                                        5,250,000
                    Department of Budget and Finance of the State of            Aaa/AAA
                        Hawaii Special Purpose Revenue Bonds
                        (Lutheran Good Samaritan Society Project),
                        AMBAC Insured,
    1,705,000                 4.700%, 11/01/06                                                        1,692,212
                    Department of Budget and Finance of the State of            Aaa/AAA
                        Hawaii Special Purpose Revenue Bonds
                        (Hawaiian Electric Company, Inc. Series A),
                        MBIA Insured,
    5,000,000                 5.650%, 10/01/27                                                        4,887,500
                    Department of Budget and Finance of the State of            Aaa/AAA
                        Hawaii Special Purpose Revenue Bonds
                        (Hawaiian Electric Company, Inc. Series A),
                        AMBAC Insured,
    2,965,000                 5.500%, 12/01/14                                                        2,953,881
                    Department of Budget and Finance of the State of            Aaa/AAA
                        Hawaii Special Purpose Revenue Bonds
                        (The Queens Health System, Series A),
                        SPA-Morgan Guaranty Trust,
    1,840,000                 3.750%, 07/01/26                                                        1,840,000
                    Department of Budget and Finance of the State of            Aaa/AAA
                        Hawaii Special Purpose Revenue Bonds (The
                        Queens Health System, Series B), MBIA Insured,
    8,000,000                 5.250%, 07/01/23                                                        7,430,000
                    Department of Budget and Finance of the State of            Aaa/AAA
                        Hawaii Special Purpose Revenue Bonds
                        (The Evangelical Lutheran Good Samaritan
                        Society), Refunding Series 1993, AMBAC Insured,
      700,000                 4.400%, 11/01/01                                                          703,500
      730,000                 4.500%, 11/01/02                                                          734,563
                    Department of Budget and Finance of the State of            Aaa/AAA
                        Hawaii Special Purpose Revenue Bonds
                        (Hawaiian Electric Light Company, Inc. Project),
                        MBIA Insured,
    5,600,000                 7.200%, 12/01/14                                                        5,768,000
                    Department of Budget and Finance of the State of            Aaa/AAA
                        Hawaii Special Purpose Revenue Bonds
                        (Hawaiian Electric Co., Inc., and Subsidiaries
                        Projects), Series 1995A, MBIA Insured,
   13,000,000                 6.600%, 01/01/25                                                       13,747,500
                    Department of Budget and Finance of the State of            Aaa/AAA
                        Hawaii Special Purpose Revenue (Kapiolani
                        Health Care System) Series 1993, MBIA Insured,
    1,000,000                 6.300%, 07/01/08                                                        1,068,750
    6,000,000                 6.400%, 07/01/13                                                        6,405,000
                    Department of Budget and Finance of the State of            Aaa/AAA
                        Hawaii Special Purpose Revenue (Kapiolani
                        Health Care System) Series 1996, MBIA Insured,
    1,000,000                 6.000%, 07/01/11                                                        1,047,500
    1,000,000                 6.200%, 07/01/16                                                        1,046,250
    1,000,000                 6.250%, 07/01/21                                                        1,043,750
                    Department of Budget and Finance of the State of            Aaa/AAA
                        Hawaii Special Purpose Revenue Pre-Refunded
                        Bonds - Kapiolani Health Care System (Pali
                        Momi Medical Center Project), Series 1991,
    3,000,000                 7.600%, 07/01/10                                                        3,228,750
   11,200,000                 7.650%, 07/01/19                                                       12,068,000
                    Department of Budget and Finance of the State of              Aa3/AA
                        Hawaii Special Purpose Revenue Bonds
                        (The Queens Health System), Series A,
    4,000,000                 6.050%, 07/01/16                                                        4,070,000
    8,625,000                 6.000%, 07/01/20                                                        8,646,562
    3,500,000                 5.750%, 07/01/26                                                        3,360,000
                    Department of Budget and Finance of the State of            Aaa/AAA
                        Hawaii Special Purpose Revenue Bonds
                        (St. Francis Medical Centers), Refunding
                        Series 1992, FSA Insured,
   20,000,000                 6.500%, 07/01/22                                                       21,150,000
                    Department of Hawaiian Home Lands (State of                   NR/NR+
                        Hawaii) Revenue Bonds, Series 1991,
      745,000                 7.000%, 07/01/00                                                          758,701
      800,000                 7.100%, 07/01/01                                                          833,000
      855,000                 7.200%, 07/01/02                                                          912,712
      915,000                 7.300%, 07/01/03                                                          979,050
      985,000                 7.400%, 07/01/04                                                        1,055,181
    1,055,000                 7.500%, 07/01/05                                                        1,131,487
    1,135,000                 7.550%, 07/01/06                                                        1,218,706
                    Department of Hawaiian Home Lands (State of                   NR/NR+
                        Hawaii) Revenue Bonds, Series 1991, (continued)
    1,225,000                 7.600%, 07/01/07                                                        1,316,875
    1,415,000                 7.650%, 07/01/09                                                        1,521,125
    1,520,000                 7.650%, 07/01/10                                                        1,634,000
    1,640,000                 7.650%, 07/01/11                                                        1,763,000
                    Department of Hawaiian Home Lands (State of                   A3/NR
                        Hawaii) Revenue Bonds, Series 1999,
    1,310,000                 4.150%, 07/01/08                                                        1,218,300
    1,525,000                 4.350%, 07/01/10                                                        1,395,375
    1,245,000                 4.450%, 07/01/11                                                        1,131,394
                    Department of Transportation of the State of                  NR/A-
                        Hawaii Special Facility Revenue Bonds
                        (Matson Terminals, Inc.), Refunding Series 1993,
   11,875,000                 5.750%, 03/01/13                                                       11,875,000
                    Housing Finance and Development Corporation                 Aaa/AAA
                        (State of Hawaii) University of Hawaii Faculty
                        Housing Project, AMBAC Insured,
    2,125,000                 5.650%, 10/01/16                                                        2,140,937
    4,000,000                 5.700%, 10/01/25                                                        3,970,000
                    Housing Finance and Development Corporation                   A1/NR
                        (State of Hawaii) Rental Housing System Revenue
                        Bonds of 1993 Series A,
    2,000,000                 5.600%, 07/01/12                                                        2,012,500
    3,000,000                 5.700%, 07/01/18                                                        2,996,250
                    Housing Finance and Development Corporation                   Aa1/AA
                        (State of Hawaii) Single Family Mortgage
                        Purchase Revenue Bonds, Series B
    4,805,000                 7.000%, 07/01/31                                                        5,015,219
                    Housing Finance and Development Corporation                   Aa1/AA
                        (State of Hawaii) Single Family Mortgage
                        Purchase Revenue Bonds, AMT-Series A
    8,295,000                 6.000%, 07/01/26                                                        8,300,700
                    Housing Finance and Development Corporation                   Aa1/AA
                        (State of Hawaii) Single Family Mortgage
                        Purchase Revenue Bonds of 1994 Series A & B,
    2,500,000                 5.700%, 07/01/13                                                        2,512,500
   16,750,000                 5.850%, 07/01/17                                                       16,875,625
                    Housing Finance and Development Corporation                   Aa1/AA
                        (State of Hawaii) Single Family Mortgage
                        Purchase Revenue Bonds of 1997 Series A,
                        FNMA Insured,
   19,735,000                 5.750%, 07/01/30                                                       19,118,281
                    Housing Finance and Development Corporation                   Aa1/AA
                        (State of Hawaii) Single Family Mortgage
                        Purchase Revenue Bonds of 1997 Series B,
                        FNMA Insured,
    9,350,000                 5.450%, 07/01/17                                                        9,139,625
                    Housing Finance and Development Corporation                   Aa1/AA
                        (State of Hawaii) Single Family Mortgage
                        Purchase Revenue Bonds of 1998 Series B,
                        FNMA Insured,
    6,800,000                 5.300%, 07/01/28                                                        6,392,000
                    Housing Finance and Development Corporation                   Aa1/AA
                        (State of Hawaii) Single Family Mortgage
                        Purchase Revenue Bonds of 1998, AMT-Series A,
                        FNMA Insured,
    4,200,000                 5.400%, 07/01/30                                                        3,890,250
                    County of Hawaii, Hawaii General Obligation                 Aaa/AAA
                        Bonds Refunding and Improvement Series 1993A,
                        FGIC Insured,
    1,000,000                 5.200%, 05/01/04                                                        1,026,250
    2,700,000                 5.450%, 05/01/07                                                        2,797,875
    3,170,000                 5.500%, 05/01/08                                                        3,284,913
    2,500,000                 5.550%, 05/01/09                                                        2,587,500
    4,905,000                 5.600%, 05/01/11                                                        5,052,150
    1,000,000                 5.600%, 05/01/12                                                        1,028,750
    1,000,000                 5.600%, 05/01/13                                                        1,023,750
                    County of Hawaii, Hawaii Public Improvement                 Aaa/AAA
                        Bonds of 1996 Series A, FGIC Insured,
    1,440,000                 4.500%, 02/01/05                                                        1,427,400
    1,900,000                 5.000%, 02/01/11                                                        1,852,500
    1,970,000                 5.100%, 02/01/12                                                        1,928,138
    2,205,000                 5.200%, 02/01/14                                                        2,144,362
    2,440,000                 5.200%, 02/01/16                                                        2,336,300
                    County of Hawaii, General Obligation Bonds - 1999,          Aaa/AAA
                        Series A, FSA Insured
    1,000,000                 5.400%, 05/15/15                                                          985,000
    1,470,000                 5.600%, 05/15/18                                                        1,457,138
                    Hawaii Community Development Authority                        NR/NR+
                        Improvement District Bonds (Kakaako Community
                        Development District Improvement District 3),
      995,000                 7.300%, 07/01/04                                                        1,042,611
    1,490,000                 7.400%, 07/01/10                                                        1,557,557
                    Hawaii Community Development Authority                        NR/NR+
                        Improvement District Refunding Bonds
                        (Kakaako Community Development District
                        Improvement District 1),
      245,000                 4.850%, 07/01/00                                                          245,635
      255,000                 5.000%, 07/01/01                                                          256,594
      270,000                 5.100%, 07/01/02                                                          271,688
      280,000                 5.200%, 07/01/03                                                          282,100
      300,000                 5.300%, 07/01/04                                                          303,000
      230,000                 5.400%, 07/01/05                                                          232,587
                    Hawaii Community Development Authority                        NR/NR+
                        Improvement District Refunding Bonds
                        (Kakaako Community Development District
                        Improvement District 2),
      325,000                 4.850%, 07/01/00                                                          325,842
      345,000                 5.000%, 07/01/01                                                          347,156
                    Hawaii Community Development Authority                        NR/NR+
                        Improvement District Refunding Bonds
                        (Kakaako Community Development District
                        Improvement District 2), (continued)
      355,000                 5.100%, 07/01/02                                                          357,219
      375,000                 5.200%, 07/01/03                                                          377,813
      395,000                 5.300%, 07/01/04                                                          398,950
      420,000                 5.400%, 07/01/05                                                          424,725
      435,000                 5.500%, 07/01/06                                                          440,437
      465,000                 5.600%, 07/01/07                                                          470,813
      390,000                 5.700%, 07/01/08                                                          395,850
                    State of Hawaii Airport System Revenue Bonds,               Aaa/AAA
                        MBIA/FGIC Insured*,
    1,150,000                 5.250%, 07/01/00                                                        1,162,638
    6,455,000                 6.900%, 07/01/12                                                        7,245,737
    3,000,000                 7.000%, 07/01/18*                                                       3,176,250
    4,025,000                 7.000%, 07/01/18                                                        4,261,469
    1,000,000                 6.750%, 07/01/21                                                        1,052,500
                    State of Hawaii General Obligation Bonds,                   Aaa/AAA
                        FGIC Insured,
    2,000,000                 5.750%, 01/01/11                                                        2,085,000
    3,700,000                 6.000%, 10/01/11                                                        3,945,125
    3,500,000                 6.000%, 10/01/12                                                        3,731,875
                    State of Hawaii General Obligation Bonds of 1997,           Aaa/AAA
                        Series CP, FGIC Insured,
    4,195,000                 5.000%, 10/01/14                                                        3,974,762
    3,000,000                 5.000%, 10/01/15                                                        2,816,250
    7,195,000                 5.000%, 10/01/17                                                        6,628,394
                    State of Hawaii General Obligation Bonds of 1998,           Aaa/AAA
                        Series CR, MBIA Insured,
    5,000,000                 5.000%, 04/01/16                                                        4,668,750
                    State of Hawaii General Obligation Bonds of 1996,           Aaa/AAA
                        Series CM, FGIC Insured,
    3,000,000                 6.500%, 12/01/15                                                        3,337,500
                    State of Hawaii General Obligation Bonds of 1997,           Aaa/AAA
                        Series CN, FGIC Insured,
    1,000,000                 5.250%, 03/01/13                                                          983,750
    5,950,000                 5.250%, 03/01/15                                                        5,771,500
    2,000,000                 5.500%, 03/01/16                                                        2,110,000
    1,000,000                 5.250%, 03/01/17                                                          957,500
                    State of Hawaii General Obligation Bonds of 1998,           Aaa/AAA
                        Series CR, MBIA Insured,
   16,000,000                 5.000%, 04/01/17                                                       14,760,000
                    State of Hawaii General Obligation Refunding                Aaa/AAA
                        Bonds of 1993, Series CH, FGIC Insured,
    5,000,000                 6.000%, 11/01/07                                                        5,368,750
    3,390,000                 6.000%, 11/01/08                                                        3,640,013
                    State of Hawaii General Obligation Refunding                Aaa/AAA
                        Bonds of 1993, Series CL, FGIC Insured,
    2,305,000                 6.000%, 03/01/11                                                        2,451,944
                    State of Hawaii Harbor Capital Improvements                 Aaa/AAA
                        Revenue Bonds, MBIA Insured,
    2,205,000                 6.200%, 07/01/08                                                        2,323,519
    3,850,000                 5.750%, 07/01/17                                                        3,859,625
                    State of Hawaii Harbor Capital Improvements                 Aaa/AAA
                        Revenue Bonds, MBIA Insured,
   14,000,000                 7.250%, 07/01/10                                                       14,550,480
    1,200,000                 7.000%, 07/01/17                                                        1,244,040
                    State of Hawaii Harbor Revenue Bonds,                       Aaa/AAA
                        Series 1992, FGIC Insured,
    3,850,000                 6.500%, 07/01/19                                                        4,061,750
                    State of Hawaii Harbor Revenue Bonds, Refunding             Aaa/AAA
                        Series 1993, FGIC Insured,
    1,260,000                 6.050%, 07/01/04                                                        1,340,325
    1,225,000                 6.150%, 07/01/05                                                        1,307,688
                    State of Hawaii Harbor Revenue Bonds,                       Aaa/AAA
                        Series of 1994, FGIC Insured,
    1,000,000                 6.250%, 07/01/09                                                        1,067,500
    1,000,000                 6.250%, 07/01/10                                                        1,061,250
    3,725,000                 6.250%, 07/01/15                                                        3,920,562
   10,180,000                 6.375%, 07/01/24                                                       10,701,725
                    State of Hawaii Highway Revenue Bonds,                      Aaa/AAA
                        Series 1993, FGIC Insured,
    4,000,000                 4.875%, 07/01/07                                                        4,000,000
    3,900,000                 5.000%, 07/01/08                                                        3,909,750
    2,255,000                 5.000%, 07/01/09                                                        2,243,725
    4,575,000                 5.000%, 07/01/10                                                        4,506,375
    2,220,000                 5.000%, 07/01/11                                                        2,158,950
    3,850,000                 5.000%, 07/01/12                                                        3,705,625
    2,750,000                 5.000%, 07/01/13                                                        2,629,687
    1,000,000                 5.000%, 07/01/16                                                          928,750
                    State of Hawaii Highway Revenue Bonds                       Aaa/AAA
                        Series 1996, FGIC Insured,
    3,705,000                 5.600%, 07/01/13                                                        3,742,050
    2,000,000                 5.250%, 07/01/16                                                        1,915,000
                    State of Hawaii Highway Revenue Bonds                         NR/AAA
                        Series 1996, MBIA-IBC Insured,
    1,000,000                 5.250%, 07/01/16                                                          957,500
                              Total Hawaii                                                          600,188,623

                    GUAM (0.3%)
                    Government of Guam Ltd.                                     Aaa/AAA
                        Water System Revenue Bonds, FSA Insured,
    1,500,000                 7.000%, 07/01/09                                                        1,554,105
                        Total Guam                                                                    1,554,105

                    PUERTO RICO (1.6%)
                    Puerto Rico Commonwealth Highway & Transit Auth.,           Aaa/AAA
                        Series A, Revenue Bonds, AMBAC Insured,
    6,000,000                 5.000%, 07/01/28                                                        5,362,500
                    Puerto Rico Electric Power Authority Power                  Aaa/AAA
                        Revenue Bonds, FSA Insured,
    1,000,000                 4.750%, 07/01/21                                                          866,250
                    Puerto Rico Electric Power Authority Power                  Aaa/AAA
                        Revenue Bonds, Series DD,  MBIA-IBC Insured,
    4,305,000                 5.000%, 07/01/28                                                        3,847,594
                        Total Puerto Rico                                                            10,076,344

                    Total Investments (cost $603,759,193**)                      98.5%            $ 611,819,072
                    Other assets in excess of liabilities                         1.5                 9,422,307
                    Net Assets                                                  100.0%             $621,241,379


                    + Any security not rated has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
                    ** Cost for Federal tax purposes is identical.

                            PORTFOLIO ABBREVIATIONS:
                  AMBAC     American Municipal Bond Assurance Corp.
                  FSA       Financial Security Assurance Co.
                  FGIC      Financial Guaranty Insurance Co.
                  FHA       Federal Housing Administration
                  FNMA      Federal National Mortgage Association
                  MBIA      Municipal Bond Investors Assurance Corp.




                 See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 1999 (UNAUDITED)

ASSETS
    Investments at value (cost $603,759,193)                                         $  611,819,072
    Cash                                                                                    576,201
    Interest receivable                                                                  10,288,945
    Receivable for Trust shares sold                                                        349,917
    Other assets                                                                              6,601
    Total assets                                                                        623,040,736

LIABILITIES
    Dividends payable                                                                       606,155
    Payable for Trust shares redeemed                                                       539,941
    Distribution fees payable                                                               340,270
    Adviser and Administrator fees payable                                                  204,538
    Accrued expenses                                                                        108,453
    Total liabilities                                                                     1,799,357

NET ASSETS                                                                           $  621,241,379
    Net Assets consist of:
    Capital Stock, no par value, authorized an unlimited number of shares            $  607,709,330
    Undistributed net realized gains on investments                                       3,392,562
    Undistributed net investment income                                                   2,079,608
    Net unrealized appreciation on investments                                            8,059,879
                                                                                     $  621,241,379
CLASS A
    Net Assets                                                                       $  605,161,793
    Capital shares outstanding                                                           54,437,947
    Net asset value and redemption price per share                                   $        11.12
    Offering price per share (100/96 of $11.12 adjusted to nearest cent)             $        11.58

CLASS C
    Net Assets                                                                       $   12,139,054
    Capital shares outstanding                                                            1,092,523
    Net asset value and offering price per share                                     $        11.11
    Redemption  price per share (*a charge of 1% is  imposed  on the  redemption proceeds of the shares, or on the original price,  whichever is lower,  if
      redeemed during the first 12 months after purchase)                            $        11.11*

CLASS Y
    Net Assets                                                                       $    3,940,532
    Capital shares outstanding                                                              354,028
    Net asset value, offering and redemption price per share                                  11.13

See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                            STATEMENT OF OPERATIONS
            FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
        Interest income                                                              $   17,890,899

Expenses:
        Investment Adviser fees (note 3)                          $      447,596
        Administrator fees (note 3)                                      831,255
        Distribution and service fees (note 3)                           685,250
        Transfer and shareholder servicing agent fees                    155,000
        Trustees' fees and expenses                                       85,000
        Shareholders' reports and proxy statements                        43,000
        Legal fees                                                        38,000
        Custodian fees                                                    29,431
        Registration fees and dues                                        15,000
        Insurance                                                         13,000
        Audit and accounting fees                                         12,750
        Miscellaneous                                                     30,000
                                                                       2,385,282

        Expenses paid indirectly (note 7)                                (54,881)
              Net expenses                                                                2,330,401
              Net investment income                                                      15,560,498

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
        Net realized loss from securities transactions                  (201,776)
        Change in unrealized appreciation on investments             (30,039,595)

        Net realized and unrealized loss on investments                                 (30,241,371)
        Net decrease in net assets resulting from operations                         $  (14,680,873)

See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                 SIX MONTHS ENDED      YEAR ENDED
                                                                SEPTEMBER 30, 1999   MARCH 31, 1999
OPERATIONS:
    Net investment income                                         $   15,560,498     $   31,251,960
    Net realized gain from securities transactions                      (201,776)         6,224,420
    Change in unrealized appreciation on investments                 (30,039,595)        (4,388,807)
      Change in net assets resulting from operations                 (14,680,873)        33,087,573

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income, tax-exempt                                (15,230,405)       (30,838,116)
    Net investment income, taxable                                        -                  (4,256)
    Net realized gain on investments                                      -              (2,577,865)

    Class C Shares:
    Net investment income, tax-exempt                                   (249,472)          (339,168)
    Net investment income, taxable                                        -                     (72)
    Net realized gain on investments                                      -                 (37,852)

    Class Y Shares:
    Net investment income, tax-exempt                                    (81,677)           (99,065)
    Net investment income, taxable                                        -                     (17)
    Net realized gain on investments                                      -                  (9,383)
    Change in net assets from distributions                          (15,561,554)       (33,905,794)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
    Proceeds from shares sold                                         26,878,436         45,134,896
    Reinvested dividends and distributions                             8,285,625         17,971,550
    Cost of shares redeemed                                          (37,135,014)       (65,256,694)

    Change in net assets from capital share transactions              (1,970,953)        (2,150,248)
      Change in net assets                                           (32,213,380)        (2,968,469)

NET ASSETS:
    Beginning of period                                              653,454,759        656,423,228

    End of period (including undistributed net
      investment income of $2,079,608 and
      $2,080,663, respectively)                                   $  621,241,379     $  653,454,759

See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  ORGANIZATION

          Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At September 30, 1999, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.  SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.


b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

          Management affairs of the Trust are conducted through two separate management arrangements.

          Pacific Century Trust (the "Adviser"), a division of Bank of Hawaii, serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, including maintenance of the Trust's accounting books and records, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of
0.14 of 1% of the net assets of the Trust.

          The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Trust's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26 of 1% of the net assets of the Trust.


          Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

          The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 1999.

          For the six months ended September 30, 1999, the Trust incurred fees under the Advisory Agreement and Administration Agreement of $447,596 and $831,255, respectively.

b)  DISTRIBUTION AND SERVICE FEES:

          The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the six months ended September 30, 1999, service fees on Class A Shares amounted to $623,974, of which the Distributor received $34,036.

          Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 1999, amounted to $45,957. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 1999, amounted to $15,319. The total of these payments made with respect to Class C Shares amounted to $61,276, of which the Distributor received $37,174.


          Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

          Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the six months ended September 30, 1999, the Distributor received commissions of $40,460 on sales of Class A Shares.

4.  PURCHASES AND SALES OF SECURITIES

          During  the  six  months  ended  September  30,  1999,   purchases  of
securities and proceeds from the sales of securities aggregated $9,866,789 and $19,674,078, respectively.

          At September 30, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $18,098,612 and gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $10,038,733 for a net unrealized appreciation of $8,059,879.

5.  PORTFOLIO ORIENTATION

          Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6.  DISTRIBUTIONS

          The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

          The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.


7.  EXPENSES

          The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                SIX MONTHS ENDED                         YEAR ENDED
                                               SEPTEMBER 30, 1999                      MARCH 31, 1999
                                            SHARES           AMOUNT                SHARES          AMOUNT
CLASS A SHARES:
    Proceeds from shares sold             1,895,243      $  21,628,288           3,332,950     $  38,989,739
    Reinvested distributions                715,947          8,122,458           1,509,482        17,670,897
    Cost of shares redeemed              (3,098,284)       (35,209,177)         (5,443,402)      (63,676,622)
      Net change                           (487,094)        (5,458,431)           (600,970)       (7,015,986)

CLASS C SHARES:
    Proceeds from shares sold               331,244          3,805,987             421,329         4,931,665
    Reinvested distributions                  9,468            107,245              16,958           198,529
    Cost of shares redeemed                (169,777)        (1,925,665)           (135,233)       (1,580,072)
      Net change                            170,935          1,987,567             303,054         3,550,122

CLASS Y SHARES:
    Proceeds from shares sold               127,387          1,444,161             103,622         1,213,492
    Reinvested distributions                  4,914             55,922               8,702           102,124
    Cost of shares redeemed                     (15)              (172)              -                -
      Net change                            132,286          1,499,911             112,324         1,315,616
Total transactions in Trust
    shares                                 (183,873)     $  (1,970,953)           (185,592)    $  (2,150,248)


                            HAWAIIAN TAX-FREE TRUST
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            CLASS A(1)
                                              SIX MONTHS
                                                 ENDED                       YEAR ENDED MARCH 31,
                                            SEPT. 30, 1999   1999        1998        1997        1996        1995
Net Asset Value, Beginning of Period            $11.65      $11.67      $11.23      $11.31      $11.13      $11.19

Income from Investment Operations:
    Net investment income                         0.28        0.56        0.57        0.59        0.61        0.62
    Net gain (loss) on securities (both
      realized and unrealized)                   (0.53)       0.03        0.46       (0.08)       0.18       (0.01)

    Total from Investment Operations             (0.25)       0.59        1.03        0.51        0.79        0.61

Less Distributions (note 6):
    Dividends from net investment income         (0.28)      (0.57)      (0.54)      (0.58)      (0.61)      (0.62)
    Distributions from capital gains               -         (0.04)      (0.05)      (0.01)        -         (0.05)
    Total Distributions                          (0.28)      (0.61)      (0.59)      (0.59)      (0.61)      (0.67)

Net Asset Value, End of Period                  $11.12      $11.65      $11.67      $11.23      $11.31      $11.13

Total Return (not reflecting
    sales charge)(%)                             (2.18)+      5.17        9.37        4.67        7.16        5.75

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ thousands)                            605,162     640,131     647,930     640,989     659,925     642,556
    Ratio of Expenses to Average
      Net Assets (%)                              0.73*       0.74        0.73        0.75        0.73        0.77
    Ratio of Net Investment Income
      to Average Net Assets (%)                   4.86*       4.76        4.96        5.11        5.31        5.63
    Portfolio Turnover Rate (%)                      2+         14           9           9          28          33

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average
      Net Assets (%)                              0.71*       0.70        0.72        0.73        0.72        0.75

(1)  Designated as Class A Shares on April 1, 1996.
  +  Not annualized.
  *  Annualized.

See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           CLASS C(1)                                     CLASS Y(1)
                                           SIX MONTHS                                    SIX MONTHS
                                             ENDED           YEAR ENDED MARCH 31,          ENDED           YEAR ENDED MARCH 31,
                                         SEPT. 30, 1999    1999      1998      1997    SEPT. 30, 1999    1999      1998      1997
Net Asset Value, Beginning of Period         $11.65       $11.66    $11.23    $11.31        $11.67      $11.68    $11.24    $11.31

Income from Investment Operations:
    Net investment income                      0.23         0.46      0.48      0.46          0.29        0.59      0.67      0.74
    Net gain (loss) on securities
      both realized and unrealized)           (0.54)        0.05      0.45     (0.08)        (0.54)       0.03      0.45     (0.07)
    Total from Investment Operations          (0.31)        0.51      0.93      0.38         (0.25)       0.62      1.12      0.67

Less Distributions (note 6):
    Dividends from net investment income      (0.23)       (0.48)    (0.45)    (0.45)        (0.29)      (0.59)    (0.63)    (0.73)
    Distributions from capital gains            -          (0.04)    (0.05)    (0.01)          -         (0.04)    (0.05     (0.01)
    Total Distributions                       (0.23)       (0.52)    (0.50)    (0.46)        (0.29)      (0.63)    (0.68)    (0.74)

Net Asset Value, End of Period               $11.11       $11.65    $11.66    $11.23        $11.13      $11.67    $11.68    $11.24

Total Return (not reflecting
      sales charge) (%)                       (2.66)+       4.45      8.40      3.41         (2.17)+      5.45     10.24      6.14

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ thousands)                          12,139       10,736     7,215     5,367         3,941       2,588     1,278      0.1
    Ratio of Expenses to Average Net
      Assets (%)                               1.53*        1.53      1.52      1.53          0.53*       0.54      0.52      0.55
    Ratio of Net Investment Income
      to Average Net Assets (%)                4.05*        3.95      4.11      4.04          5.08*       4.96      5.02      4.90
    Portfolio Turnover Rate (%)                   2+          14         9         9             2+         14         9         9

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average
      Net Assets (%)                           1.51*        1.49      1.51      1.51          0.52*       0.49      0.51      0.53

(1)  New Class of Shares established on April 1, 1996.
  +  Not annualized.
  *  Annualized.

See accompanying notes to financial statements.

PREPARING FOR YEAR 2000 (UNAUDITED)

            The Trustees and officers of the Trust have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize or eliminate any potential impact upon the Trust and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Trust are ready by the beginning of the year 2000.

            The Trust is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Trust's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring and will continue to monitor the progress of its suppliers.

            The Trust has NOT incurred, nor is anticipated to incur, any costs related to Y2K. All such costs are being incurred by the respective vendors.

            As you can well understand, we cannot directly control our supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Trust will be significantly affected by year 2000 problems.


            We  will   continue   to  keep   you   up-to-date   through   future
communications.